Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Income tax expense at U.S. federal statutory rate	$ 66,345	$ 114,417	$ 109,257
Tax adjustment related to REIT	(63,669)	(109,294)	(101,868)
State and local income taxes, net of federal income tax benefit	1,461	1,193	1,481
Book expenses not deductible for tax purposes	1,926	2,635	2,465
Stock-based compensation	1,090	(121)	169
Valuation allowance	3,813	3,953	2,340
Rate change	(80)	(466)	(19)
Undistributed earnings of foreign subsidiaries	(393)	1,363
Minimum tax credit refundable		(4,108)
Other differences, net	204	(342)	(469)
Income tax expense	10,697	9,230	13,356
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Income tax expense at U.S. federal statutory rate	66,429	114,551	109,388
Tax adjustment related to REIT	(63,753)	(109,294)	(101,999)
State and local income taxes, net of federal income tax benefit	1,461	1,193	1,481
Book expenses not deductible for tax purposes	1,926	2,635	2,465
Stock-based compensation	1,090	(121)	169
Valuation allowance	3,813	3,953	2,340
Rate change	(80)	(466)	(19)
Undistributed earnings of foreign subsidiaries	(393)	1,363
Minimum tax credit refundable		(4,108)
Other differences, net	204	(476)	(469)
Income tax expense	$ 10,697	$ 9,230	$ 13,356